STOCK-BASED COMPENSATION (Performance Deferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended								3 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2010 January 1, 2010 to December 31, 2012 [Member] Performance Deferred Stock Awards [Member]		Dec. 31, 2009 October 1, 2009 to September 30, 2011 [Member] Performance Deferred Stock Awards [Member]		Dec. 31, 2009 January 1, 2009 to December 31, 2011 [Member] Performance Deferred Stock Awards [Member]		Dec. 31, 2008 January 1, 2008 to December 31, 2010 [Member] Performance Deferred Stock Awards [Member]		Jun. 30, 2008 Performance Deferred Stock Awards [Member]	Dec. 31, 2010 Performance Deferred Stock Awards [Member] years		Dec. 31, 2009 Performance Deferred Stock Awards [Member]		Dec. 31, 2008 Performance Deferred Stock Awards [Member]		Dec. 31, 2010 Performance Deferred Stock vested and not issued [Member]	Dec. 31, 2010 Nonvested Performance Deferred Stock [Member]		Dec. 31, 2010 Executive Performance Plan 1994 [Member]	Dec. 31, 2010 Non-Employee Directors' Stock Incentive Plan 2003 [Member]	Dec. 31, 2003 Non-Employee Directors' Stock Incentive Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Cost										$ 32
Weighted-average Recognition Period, in years										0.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, shares, beginning balance																	3,356,000
Nonvested, weighted average grant date fair value per share, beginning of period																	$ 24.54	[1]
Target shares granted	900,000	[2]	1,100,000	[2]	1,200,000	[2]	1,100,000	[2]									875,000
Weighted-average grant date fair value per share, granted	$ 27.79	[1]	$ 26.39	[1]	$ 9.53	[1]	$ 38.62	[1]									$ 27.79	[1]
Exercised, shares																	(1,045,000)
Weighted-average fair value per share of deferred stock granted vested																$ 38.38	$ 38.38	[1]
Canceled, shares																	(54,000)
Weighted average grant date fair value per share, canceled																	$ 26.02	[1]
Outstanding, shares, ending balance																	3,132,000
Nonvested, weighted average grant date fair value per share, end of period																	$ 20.72	[1]		$ 30.00
Total fair value of deferred stock vested and delivered										28	[3]	1	[3]	166	[3]
Total fair value of performance deferred stock vested and delivered, related tax benefit										10		0		62
Compensation expense related to modification of equity Instrument to liability instruments										25
Total compensation expense for deferred stock awards										143	[4]	(7)	[4]	17	[4]
Stock-based compensation expense related tax benefit										53		(2)		6
Shares of performance deferred stock									900,000	300,000
Cash paid to settle performance deferred stock awards									$ 35	$ 8
Shares authorized to grant																			300,000		1,500,000
Annual aggregate award limit shares on director stock incentive plan										25,000
Restricted stock issued																				38,940
Performance deferred shares vested, but not issued																900,000
Actual number of shares granted above target minimum range										0.00%
Actual number of shares granted above target maximum range										250.00%

[1]	Weighted-average per share
[2]	At the end of the performance period, the actual number of shares issued can range from zero to 250 percent of the target shares granted.
[3]	Includes the fair value of shares vested in prior years and delivered in the reporting year.
[4]	Compensation expense in 2010 includes $25 million related to the modification of equity instruments to liability instruments for certain executive employees.